GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description		Value

Exchange Traded Fund(a) – 3.4%
16,362,210	Alerian MLP ETF		$ 128,116,104
(Cost $154,995,825)

Shares	Dividend Rate		Value

Investment Companies(b) – 28.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,009,047,638	1.613%		$1,009,047,638
Goldman Sachs MLP Energy Infrastructure Fund - Class R6
14,589,125	27.721		78,781,275

TOTAL INVESTMENT COMPANIES (Cost $1,099,699,998)			$1,087,828,913

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,254,695,823)			$1,215,945,017

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 62.5%
Certificates of Deposit – 31.4%
Banco Del Estado De Chile
$11,000,000	1.970%	04/22/20	$ 11,002,463
8,000,000	2.180	12/12/19	8,001,760
Bank of Montreal(c)
(1M USD LIBOR + 0.400%)
11,000,000	2.159	12/10/19	11,001,969
(3M USD LIBOR + 0.080%)
25,000,000	2.218	09/11/20	24,997,925
Bank of Nova Scotia(c)
(3M USD LIBOR + 0.060%)
23,000,000	1.954	05/07/20	23,002,908
(FEDL01 + 0.470%)
4,000,000	2.020	12/12/19	4,000,282
Barclays Bank PLC(d)
7,600,000	2.730	05/20/20	7,626,085
11,000,000	3.060	12/05/19	11,002,283
Bayerische Landesbank
22,250,000	1.900	01/29/20	22,262,670
Bedford Row Funding Corp.(c)(e) (1M USD LIBOR + 0.200%)
15,000,000	1.963	03/17/20	14,999,762
BNP Paribas SA(c) (1M USD LIBOR + 0.180%)
11,000,000	1.902	05/21/20	10,997,279
BNZ International Funding Ltd.(c)(e)
(1M USD LIBOR + 0.180%)
18,000,000	1.888	06/25/20	17,993,608
(3M USD LIBOR + 0.080%)
20,000,000	1.984	05/18/20	20,001,808
Canadian Imperial Bank of Commerce(c)
(1M USD LIBOR + 0.400%)
15,000,000	2.159	12/10/19	15,002,685
(FEDL01 + 0.280%)
15,000,000	1.830	07/10/20	14,999,997

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Commonwealth Bank of Australia(c)
(1M USD LIBOR + 0.140%)
$15,000,000	1.902%		02/14/20	$ 15,003,747
(3M USD LIBOR + 0.050%)
24,000,000	2.093	(e)	04/06/20	24,000,753
(3M USD LIBOR + 0.150%)
7,567,000	2.254	(e)	09/24/20	7,569,406
Cooperatieve Rabobank UA(c)
(1M USD LIBOR + 0.160%)
25,000,000	1.851		06/30/20	24,995,015
(1M USD LIBOR + 0.160%)
8,625,000	1.893		06/19/20	8,623,144
Credit Agricole Corporate and Investment Bank(c) (FEDL01 + 0.330%)
9,000,000	1.880		06/12/20	8,999,989
Credit Agricole SA(d)
15,000,000	2.600		12/06/19	15,002,909
Credit Industriel ET Commercial NY(c)(e) (1M USD LIBOR + 0.120%)
11,000,000	1.883		01/13/20	11,001,884
Credit Suisse AG
20,000,000	2.810	(d)	03/09/20	20,049,257
(SOFRRATE + 0.380%)
11,250,000	1.930	(c)	03/06/20	11,255,486
DNB Bank ASA(c)(e) (3M USD LIBOR + 0.040%)
30,000,000	2.142		03/09/20	29,999,978
Fairway Finance Co. LLC(c)(e) (1M USD LIBOR + 0.100%)
20,000,000	1.885		01/03/20	20,002,852
ING (U.S.) Funding LLC(c)(e) (1M USD LIBOR + 0.180%)
13,500,000	1.965		12/02/19	13,500,442
KBC Bank N.V.(f)
15,000,000	0.000		02/20/20	14,949,605
Kells Funding LLC
18,000,000	2.080		10/13/20	17,961,525
Landesbank Baden-Wuerttemberg
15,700,000	2.220		01/13/20	15,708,942
Landesbank Hessen-Thueringen Girozentrale(d)
3,850,000	2.940		01/17/20	3,856,636
Lloyds Bank PLC(c) (3M USD LIBOR + 0.110%)
5,000,000	2.266		12/13/19	5,000,114
Macquarie Bank Ltd.(c)(e)
(1M USD LIBOR + 0.250%)
16,000,000	2.009		07/09/20	16,000,077
(3M USD LIBOR + 0.120%)
15,000,000	2.014		05/07/20	15,001,248
Mitsubishi UFJ Trust & Banking Corp.(c) (1M USD LIBOR + 0.230%)
14,100,000	1.989		03/11/20	14,101,453
Mizuho Bank Ltd.
20,000,000	1.930		05/01/20	20,003,230
5,000,000	2.250		12/20/19	5,001,310

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Mizuho Bank Ltd. – (continued)
(1M USD LIBOR + 0.260%)
$15,000,000	2.045	%(c)	05/05/20	$ 15,003,759
MUFG Bank Ltd.
11,000,000	1.970		10/15/20	11,002,493
25,000,000	2.930	(d)	01/28/20	25,045,093
National Australia Bank Ltd.(c)(e) (1M USD LIBOR + 0.180%)
11,000,000	1.888		06/25/20	10,997,997
National Bank of Canada(c)(e)
(3M USD LIBOR + 0.070%)
23,500,000	1.979		05/01/20	23,503,820
(FEDL01 + 0.360%)
10,303,000	1.910		08/19/20	10,302,982
National Bank of Kuwait SAKP
23,000,000	1.900		12/04/19	23,000,136
11,000,000	2.120		02/20/20	11,004,052
11,000,000	2.300		12/17/19	11,002,470
Natixis SA(c)
(1M USD LIBOR + 0.290%)
3,000,000	2.064		06/05/20	3,000,932
(3M USD LIBOR + 0.200%)
11,000,000	2.105		11/13/20	10,999,970
(3M USD LIBOR + 0.230%)
25,000,000	2.240		01/10/20	25,004,314
(FEDL01 + 0.400%)
7,000,000	1.950		08/06/20	6,999,980
Nordea Bank AB(c) (3M USD LIBOR + 0.020%)
2,831,000	1.956		01/28/20	2,830,984
Norinchukin BK
15,000,000	1.700		12/09/19	15,000,381
28,000,000	2.030		02/28/20	28,009,164
11,000,000	2.050		04/08/20	11,005,518
Oversea-Chinese Banking Corp. Ltd.(c)(e)
(3M USD LIBOR + 0.100%)
24,000,000	2.227		09/03/20	24,002,584
(3M USD LIBOR + 0.120%)
5,000,000	2.014		08/07/20	5,001,001
Ridgefield Funding Co. LLC(c)(e) (1M USD LIBOR + 0.300%)
22,000,000	2.104		03/27/20	22,002,200
Royal Bank of Canada(c)(e)
(FEDL01 + 0.280%)
5,500,000	1.830		06/12/20	5,500,281
(FEDL01 + 0.360%)
15,000,000	1.910		07/29/20	15,000,934
Skandinaviska Enskilda Banken AB(c)
(1M USD LIBOR + 0.200%)
25,000,000	1.924		07/20/20	24,987,971
(3M USD LIBOR + 0.170%)
11,000,000	2.136		10/21/20	11,004,779
(3M USD LIBOR + 0.170%)
20,000,000	2.172		10/16/20	20,008,556

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Societe Generale SA(c)(e) (3M USD LIBOR + 0.180%)
$11,000,000	2.116%		04/24/20	$ 11,004,704
(3M USD LIBOR + 0.180%)
15,000,000	2.081		05/11/20	15,007,247
(FEDL01 + 0.450%)
11,000,000	2.000		08/17/20	10,999,978
Standard Chartered Bank(c)
(1M USD LIBOR + 0.130%)
15,000,000	1.889		12/11/19	15,001,582
(3M USD LIBOR + 0.250%)
8,000,000	2.177		10/30/20	7,999,971
Sumitomo Mitsui Banking Corp.(c)
(1M USD LIBOR + 0.270%)
30,000,000	2.055		05/05/20	29,999,323
(3M USD LIBOR + 0.060%)
11,000,000	1.970		05/26/20	10,999,988
(3M USD LIBOR + 0.410%)
6,500,000	2.555		06/18/20	6,511,165
Sumitomo Mitsui Trust Bank Ltd.(c)
(1M USD LIBOR + 0.180%)
5,000,000	1.943		02/18/20	5,000,474
(SOFRRATE + 0.210%)
20,000,000	1.760		02/28/20	20,007,557
Svenska Handelsbanken(c) (3M USD LIBOR + 0.160%)
25,000,000	2.162		10/16/20	25,010,696
The Bank of Nova Scotia(c)(e) (1M USD LIBOR + 0.160%)
5,000,000	1.851		05/29/20	4,997,415
The Toronto-Dominion Bank(c)(e) (3M USD LIBOR + 0.190%)
23,000,000	2.294		09/30/20	23,013,114
Wells Fargo Bank NA
25,000,000	1.930		10/15/20	25,015,026
(FEDL01 + 0.290%)
15,000,000	1.840	(c)	04/06/20	15,000,509
Westpac Banking Corp.(c)
(3M USD LIBOR + 0.040%)
1,350,000	1.943		02/19/20	1,349,958
(3M USD LIBOR + 0.130%)
15,000,000	2.038	(e)	10/30/20	14,999,969
(FEDL01 + 0.260%)
11,000,000	1.810	(e)	06/26/20	10,999,996
(FEDL01 + 0.270%)
13,350,000	1.820		03/13/20	13,351,462

				1,191,974,971

Commercial Paper(f) – 31.1%
ABN AMRO Funding USA LLC(e)
13,000,000	0.000		05/07/20	12,891,378
Albion Capital Corp.
10,000,000	0.000		01/21/20	9,975,355
Alpine Securitzation LLC(e)
11,000,000	0.000		04/13/20	10,920,421

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(f) – (continued)
AT&T, Inc.(e)
$15,000,000	0.000%	12/10/19	$ 14,991,690
18,000,000	0.000	12/11/19	17,989,020
Atlantic Asset Securitization LLC(e)
7,100,000	0.000	01/14/20	7,084,332
Banco Santander SA
23,000,000	0.000	10/20/20	22,610,729
Bank of China Ltd.
9,000,000	0.000	12/11/19	8,993,568
12,000,000	0.000	03/06/20	11,925,912
Banque Et Caisse Epargen
27,000,000	0.000	05/21/20	26,763,795
BAT International Finance PLC(e)
750,000	0.000	12/16/19	749,360
BNG Bank N.V.(e)
20,000,000	0.000	01/31/20	19,942,985
BNZ International Funding Ltd.(e)
8,600,000	0.000	03/23/20	8,550,495
Cafco LLC(e)
11,000,000	0.000	04/02/20	10,933,924
Caisse Des Depots Et Consignations(e)
23,500,000	0.000	03/12/20	23,385,064
CenterPoint Energy, Inc.(e)
2,850,000	0.000	12/10/19	2,848,496
11,800,000	0.000	01/17/20	11,769,677
Chariot Funding LLC(e)
25,000,000	0.000	01/21/20	24,935,333
4,900,000	0.000	01/24/20	4,886,532
Collateralized Commercial Paper Co. LLC
10,000,000	0.000	02/24/20	9,956,331
Collateralized Commercial Paper FLEX Co. LLC(e)
4,000,000	0.000	04/23/20	3,969,162
20,000,000	0.000	07/22/20	19,753,511
8,917,000	0.000	10/14/20	8,760,853
Dexia Credit Local SA
15,000,000	0.000	03/06/20	14,928,542
DowDuPont, Inc.(e)
3,300,000	0.000	12/18/19	3,296,842
Electricite De France SA(e)
13,200,000	0.000	01/15/20	13,167,532

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(f) – (continued)
Electricite De France SA(e) – (continued)
$11,000,000	0.000%	01/21/20	$ 10,969,295
Entergy Corp.(e)
2,523,000	0.000	02/03/20	2,513,434
European Investment Bank
20,000,000	0.000	12/17/19	19,983,900
11,900,000	0.000	06/01/20	11,794,206
Exxon Mobil Corp.
25,000,000	0.000	12/17/19	24,980,875
Fairway Finance Corp.(e)
2,065,000	0.000	03/10/20	2,054,143
Federation des Caisses Desjardins du Quebec(e)
20,000,000	0.000	02/24/20	19,914,402
General Electric Co.
5,000,000	0.000	01/17/20	4,987,151
9,000,000	0.000	02/19/20	8,959,492
6,250,000	0.000	03/17/20	6,211,907
Industrial & Commercial Bank of China Ltd.(e)
6,000,000	0.000	01/09/20	5,986,661
Jupiter Securitization Co. LLC(e)
5,200,000	0.000	01/21/20	5,186,166
Keurig Dr Pepper, Inc.(e)
15,000,000	0.000	12/23/19	14,981,380
Landesbank Baden-Wuerttemberg
4,000,000	0.000	01/09/20	3,992,046
LMA SA LMA Americas
20,000,000	0.000	02/05/20	19,932,793
8,850,000	0.000	03/24/20	8,796,474
Macquarie Bank Ltd.(e)
15,000,000	0.000	02/21/20	14,936,860
Manhattan Asset Funding Co. LLC(e)
25,000,000	0.000	01/28/20	24,925,417
Marriott International, Inc.(e)
10,750,000	0.000	12/20/19	10,738,587
8,100,000	0.000	12/30/19	8,087,082
21,000,000	0.000	01/29/20	20,931,929
Matchpoint Finance PLC(e)
7,000,000	0.000	03/09/20	6,964,139
24,000,000	0.000	05/18/20	23,795,370

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(f) – (continued)
Mondelez International, Inc.(e)
$6,800,000	0.000%	02/19/20	$ 6,769,394
National Bank of Canada(e)
5,700,000	0.000	01/10/20	5,689,041
National Securities Clearing Corp.(e)
21,000,000	0.000	06/03/20	20,804,523
NatWest Markets PLC(e)
7,850,000	0.000	02/10/20	7,825,184
Nederlandse Waterschapsbank N.V.(e)
5,000,000	0.000	01/13/20	4,989,656
20,000,000	0.000	03/02/20	19,905,948
Nieuw Amsterdam Receivables Corp.(e)
15,000,000	0.000	02/11/20	14,943,852
Pfizer, Inc.(e)
5,850,000	0.000	03/09/20	5,822,443
16,000,000	0.000	03/20/20	15,914,930
Reckitt Benckiser Treasury Services PLC(e)
2,500,000	0.000	01/06/20	2,495,411
13,250,000	0.000	01/15/20	13,219,554
11,000,000	0.000	02/03/20	10,963,539
Santander UK PLC
20,000,000	0.000	05/01/20	19,842,236
Sheffield Receivables Co. LLC(e)
12,000,000	0.000	12/11/19	11,993,340
Shell International Finance B.V.(e)
15,000,000	0.000	06/29/20	14,840,516
15,500,000	0.000	06/30/20	15,334,150
11,000,000	0.000	08/31/20	10,838,249
Societe Generale SA(e)
17,000,000	0.000	03/11/20	16,909,532
Spire, Inc.(e)
5,260,000	0.000	12/05/19	5,258,448
Standard Chartered Bank(e)
11,000,000	0.000	01/13/20	10,974,563
Starbird Funding Corp.(e)
6,450,000	0.000	03/02/20	6,418,624
15,000,000	0.000	04/02/20	14,902,240
6,750,000	0.000	04/03/20	6,705,680

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(f) – (continued)
Sumitomo Mitsui Trust Bank Ltd.(e)
$14,000,000	0.000%	12/06/19	$ 13,995,753
Suncor Energy, Inc.(e)
11,750,000	0.000	01/06/20	11,726,856
3,900,000	0.000	01/13/20	3,890,835
5,000,000	0.000	01/22/20	4,985,765
The Boeing Co.(e)
14,000,000	0.000	02/19/20	13,935,776
23,750,000	0.000	11/04/20	23,235,954
30,450,000	0.000	12/11/19	30,434,410
The Walt Disney Co.(e)
11,000,000	0.000	01/31/20	10,966,967
7,000,000	0.000	02/21/20	6,971,286
22,950,000	0.000	03/27/20	22,819,365
Thunder Bay Funding, Inc.(e)
25,000,000	0.000	01/10/20	24,949,542
TransCanada Pipelines Ltd.(e)
2,547,000	0.000	03/09/20	2,532,658
15,000,000	0.000	03/23/20	14,903,352
United Overseas Bank Ltd.(e)
13,000,000	0.000	01/10/20	12,975,915
Ventas Realty LP(e)
9,400,000	0.000	01/22/20	9,373,238
Versailles Commercial Paper LLC(e)
25,000,000	0.000	01/16/20	24,940,133
Vodafone Group PLC(e)
11,000,000	0.000	12/03/19	10,997,845
VW Credit, Inc.(e)
8,000,000	0.000	01/14/20	7,980,762
16,250,000	0.000	02/10/20	16,185,778
4,650,000	0.000	03/16/20	4,621,933
4,800,000	0.000	03/30/20	4,767,109
Walgreens Boots Alliance, Inc.
12,900,000	0.000	01/07/20	12,873,895
12,100,000	0.000	02/18/20	12,046,285

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(f) – (continued)
Walgreens Boots Alliance, Inc. – (continued)
$9,750,000	0.000%	03/31/20	$ 9,682,609

			1,182,759,622

TOTAL SHORT-TERM INVESTMENTS (Cost $2,373,946,187)			$2,374,734,593

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT (Cost $3,628,642,010)			$3,590,679,610

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,238,550	1.613%	7,238,550
(Cost $7,238,550)

TOTAL INVESTMENTS — 94.7% (Cost $3,635,880,560)		$3,597,918,160

OTHER ASSETS IN EXCESS OF LIABILITIES — 5.3%		200,730,539

NET ASSETS — 100.0%		$3,798,648,699

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2019.

(d)	Rate shown is that which is in effect on November 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2019, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty		Currency Purchased	Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	KRW	148,600,000,000	USD	122,982,703	12/18/19	$2,874,606
	USD	123,981,862	JPY	13,083,000,000	12/18/19	4,231,275
	ZAR	1,135,300,000	USD	75,567,270	12/18/19	1,722,148

TOTAL						$8,828,029

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CLP	37,165,000,000	USD	48,278,854	12/18/19	(1,984,482)
	EUR	222,150,000	USD	247,591,070	12/18/19	(2,478,922)
	TWD	145,800,000	USD	4,815,855	12/18/19	(35,118)
	USD	125,930,680	TWD	3,924,000,000	12/18/19	(2,736,062)

TOTAL						$(7,234,584)

FUTURES CONTRACTS — At November 30, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10 Year Government Bonds	1,231	12/16/19	$122,442,274	$1,037,630
FTSE/JSE Top 40 Index	2,304	12/19/19	77,468,373	(3,386,617)
Gasoline RBOB	3,556	12/31/19	237,619,032	(10,982,944)
Italian 10 Year Government Bonds	776	12/06/19	120,802,463	(3,160,183)
KOSPI 200 Index	2,134	12/12/19	125,363,354	5,459,314
S&P 500 E-Mini Index	2,396	12/20/19	376,615,260	16,590,652
2 Year U.S. Treasury Notes	1,514	03/31/20	326,397,110	(120,866)
5 Year U.S. Treasury Notes	7,252	03/31/20	862,761,375	(597,729)
10 Year German Euro-Bund	134	12/06/19	25,256,973	(282,317)
10 Year U.S. Treasury Notes	1,256	03/20/20	162,475,375	(244,166)

Total				$4,312,774

Short position contracts:
Brent Crude	(3,952)	12/30/19	(239,056,480)	5,083,416
Canada 10 Year Government Bonds	(1,791)	03/20/20	(188,861,982)	(121,202)
Euro Stoxx 50 Index	(1,785)	12/20/19	(72,807,694)	(198,112)
MSCI Emerging Markets Index	(1,539)	12/20/19	(79,874,100)	(152,483)
MSCI Taiwan Index	(2,943)	12/30/19	(128,020,500)	1,735,205
Ultra Long U.S. Treasury Bonds	(650)	03/20/20	(122,017,188)	(258,548)
5 Year German Euro-Bobl	(1,425)	12/06/19	(210,891,069)	1,838,566

Total				$7,926,842

TOTAL FUTURES CONTRACTS				$12,239,616

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At November 30, 2019, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Mexico IB TIIE 28D	6.665%	09/21/29	MXN	1,465,000	$(1,512,766)	$93,116	$(1,605,882)
Mexico IB TIIE 28D	6.705	10/15/29		442,400	(376,745)	299	(377,044)
Mexico IB TIIE 28D	6.727	10/15/29		442,400	(338,676)	299	(338,975)
Mexico IB TIIE 28D	6.950	11/01/29		478,350	27,573	320	27,253

TOTAL					$(2,200,614)	$94,034	$(2,294,648)

(a)	Payments made monthly

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid (Received) by the Portfolio(d)	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

JPGSVENK Index(a)(e)	0.070%	JPMorgan Securities, Inc.	01/06/20	485,321	$(14,794,947)
MSGSEZG Index(b)(e)	0.060	MS & Co. Int. PLC	12/02/20	72,805	(1,157,447)
MSGSSUIT Index(a)(e)	0.270	MS & Co. Int. PLC	01/06/20	119,611	2,106,130
SX7T Index(c)	(0.120)	Barclays Bank PLC	04/02/20	246,854	17,400,341

TOTAL					$3,554,077

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly
(b)	Payments made quarterly
(c)	Payments made semi-annually
(d)	The Portfolio pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(e)	The top 50 components are shown below.

A basket (JPGSVENK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Centene Corp	Consumer, Non-cyclical	8,207	$496,310	3.21%
International Flavors & Fragrances Inc	Basic Materials	3,124	441,169	2.86
Advanced Micro Devices Inc	Technology	10,900	426,720	2.76
MarketAxess Holdings Inc	Consumer, Non-cyclical	1,039	419,423	2.72
Netflix Inc	Communications	1,326	417,214	2.70
General Electric Co	Industrial	36,636	412,894	2.67
Altria Group Inc	Consumer, Non-cyclical	8,066	400,872	2.60
Concho Resources Inc	Energy	5,488	398,177	2.58
Cimarex Energy Co	Energy	8,647	397,494	2.57
salesforce.com Inc	Technology	2,381	387,786	2.51
ABIOMED Inc	Consumer, Non-cyclical	1,974	387,183	2.51
Newmont Goldcorp Corp	Basic Materials	9,601	368,670	2.39
Archer-Daniels-Midland Co	Consumer, Non-cyclical	8,566	367,729	2.38
Diamondback Energy Inc	Energy	4,382	338,880	2.19
Huntington Ingalls Industries Inc	Industrial	1,101	277,078	1.79
Adobe Inc	Technology	684	211,846	1.37
Freeport-McMoRan Inc	Basic Materials	18,075	205,688	1.33
Westinghouse Air Brake Technologies Corp	Industrial	2,546	200,021	1.30
Global Payments Inc	Consumer, Non-cyclical	1,103	199,797	1.29
Halliburton Co	Energy	9,465	198,662	1.29
Bank of New York Mellon Corp/The	Financial	4,032	197,441	1.28
Marsh & McLennan Cos Inc	Financial	1,824	197,073	1.28
Garmin Ltd	Industrial	2,013	196,646	1.27
FMC Corp	Basic Materials	2,001	196,047	1.27
CarMax Inc	Consumer, Cyclical	2,004	194,954	1.26
FedEx Corp	Industrial	1,215	194,432	1.26
Invesco Ltd	Financial	11,048	194,011	1.26
Leggett & Platt Inc	Consumer, Cyclical	3,708	194,000	1.26
ONEOK Inc	Energy	2,707	192,309	1.25
Realty Income Corp	Financial	2,508	192,167	1.24
CME Group Inc	Financial	944	191,295	1.24
Conagra Brands Inc	Consumer, Non-cyclical	6,615	190,984	1.24
Corning Inc	Communications	6,428	186,672	1.21
Wynn Resorts Ltd	Consumer, Cyclical	1,544	186,532	1.21
National Oilwell Varco Inc	Energy	8,214	185,215	1.20
Deere & Co	Industrial	1,080	181,441	1.18
American Airlines Group Inc	Consumer, Cyclical	6,222	178,820	1.16
Entergy Corp	Utilities	1,419	165,170	1.07
United Technologies Corp	Industrial	869	128,908	0.83
Vertex Pharmaceuticals Inc	Consumer, Non-cyclical	532	118,042	0.76
Align Technology Inc	Consumer, Non-cyclical	416	115,412	0.75
Autodesk Inc	Technology	633	114,466	0.74
Illumina Inc	Consumer, Non-cyclical	356	114,195	0.74
Intuitive Surgical Inc	Consumer, Non-cyclical	191	113,376	0.73
PerkinElmer Inc	Industrial	1,214	112,805	0.73
Boston Scientific Corp	Consumer, Non-cyclical	2,577	111,448	0.72
Teleflex Inc	Consumer, Non-cyclical	309	109,234	0.71
Walt Disney Co/The	Communications	716	108,557	0.70
ResMed Inc	Consumer, Non-cyclical	726	108,539	0.70
Becton Dickinson and Co	Consumer, Non-cyclical	414	107,110	0.69

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A basket (MSGSEZG) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Societe Generale SA	Financial	1,863	$53,204	4.60%
Eni SpA	Energy	3,727	51,113	4.41
Volkswagen AG	Consumer, Cyclical	291	51,082	4.41
Deutsche Post AG	Industrial	1,482	50,162	4.33
Repsol SA	Energy	3,430	49,022	4.24
Peugeot SA	Consumer, Cyclical	2,139	46,888	4.05
Deutsche Lufthansa AG	Consumer, Cyclical	2,455	42,277	3.65
Renault SA	Consumer, Cyclical	963	41,845	3.62
Koninklijke DSM NV	Basic Materials	352	40,887	3.53
Unibail-Rodamco-Westfield	Financial	284	40,352	3.49
Cie de Saint-Gobain	Industrial	1,061	38,977	3.37
KBC Group NV	Financial	545	36,070	3.12
Atos SE	Technology	431	33,191	2.87
Mediobanca Banca di Credito Finanziario	Financial	3,255	33,038	2.85
HUGO BOSS AG	Consumer, Cyclical	729	31,163	2.69
Deutsche Wohnen SE	Financial	864	30,639	2.65
UPM-Kymmene Oyj	Basic Materials	1,009	30,593	2.64
Porsche Automobil Holding SE	Consumer, Cyclical	438	29,425	2.54
Air France-KLM	Consumer, Cyclical	2,683	28,655	2.48
Ryanair Holdings PLC	Consumer, Cyclical	2,059	28,584	2.47
Randstad NV	Consumer, Non-cyclical	505	26,691	2.31
Edenred	Consumer, Non-cyclical	553	24,918	2.15
Natixis SA	Financial	6,516	24,716	2.14
Gecina SA	Financial	154	24,100	2.08
AIB Group PLC	Financial	7,693	22,849	1.97
Nokian Renkaat Oyj	Consumer, Cyclical	905	22,228	1.92
Kesko Oyj	Consumer, Non-cyclical	352	21,555	1.86
Aalberts NV	Industrial	557	21,421	1.85
Bank of Ireland Group PLC	Financial	4,654	21,221	1.83
Covivio	Financial	211	21,167	1.83
Rheinmetall AG	Industrial	217	20,927	1.81
Capgemini SE	Technology	190	20,450	1.77
TAG Immobilien AG	Financial	934	20,388	1.76
Eurazeo SE	Financial	326	20,169	1.74
Rexel SA	Consumer, Cyclical	1,806	19,999	1.73
Raiffeisen Bank International AG	Financial	884	18,833	1.63
Aurubis AG	Industrial	434	18,648	1.61

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSGSSUIT) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Viacom Inc	Communications	4,288	$103,210	4.90%
Alliance Data Systems Corp	Financial	936	100,025	4.75
HP Inc	Technology	3,114	62,527	2.97
Analog Devices Inc	Technology	507	57,295	2.72
Citizens Financial Group Inc	Financial	1,310	50,393	2.39
KeyCorp	Financial	2,565	49,736	2.36
ConocoPhillips	Energy	826	49,502	2.35
Wells Fargo & Co	Financial	908	49,462	2.35
Bank of America Corp	Financial	1,479	49,277	2.34
E*TRADE Financial Corp	Financial	1,108	49,078	2.33
Alexion Pharmaceuticals Inc	Consumer, Non-cyclical	430	49,031	2.33
Travelers Cos Inc/The	Financial	358	48,975	2.33
Gilead Sciences Inc	Consumer, Non-cyclical	726	48,820	2.32
Verisk Analytics Inc	Consumer, Non-cyclical	322	47,500	2.26
eBay Inc	Communications	1,337	47,500	2.26
Marathon Oil Corp	Energy	3,937	45,868	2.18
Occidental Petroleum Corp	Energy	1,119	43,141	2.05
Parker-Hannifin Corp	Industrial	185	36,704	1.74
DXC Technology Co	Technology	981	36,627	1.74
Cisco Systems Inc	Communications	588	26,613	1.26
Hartford Financial Services Group Inc/Th	Financial	413	25,547	1.21
Unum Group	Financial	830	25,513	1.21
Schlumberger Ltd	Energy	692	25,054	1.19
Progressive Corp/The	Financial	338	24,695	1.17
Comerica Inc	Financial	351	24,685	1.17
Hologic Inc	Consumer, Non-cyclical	481	24,676	1.17
Devon Energy Corp	Energy	1,124	24,596	1.17
M&T Bank Corp	Financial	148	24,407	1.16
Southwest Airlines Co	Consumer, Cyclical	420	24,214	1.15
Loews Corp	Financial	474	24,139	1.15
CF Industries Holdings Inc	Basic Materials	517	23,899	1.13
EOG Resources Inc	Energy	333	23,612	1.12
CSX Corp	Industrial	329	23,560	1.12
Biogen Inc	Consumer, Non-cyclical	79	23,521	1.12
Ulta Beauty Inc	Consumer, Cyclical	100	23,482	1.11
NRG Energy Inc	Utilities	580	23,041	1.09
NortonLifeLock Inc	Communications	599	14,903	0.71
PayPal Holdings Inc	Consumer, Non-cyclical	132	14,266	0.68
Synopsys Inc	Technology	101	14,232	0.68
TE Connectivity Ltd	Industrial	152	14,133	0.67
Charles Schwab Corp/The	Financial	284	14,049	0.67
VeriSign Inc	Communications	73	13,995	0.66
Xilinx Inc	Technology	150	13,925	0.66
International Business Machines Corp	Technology	103	13,906	0.66
Intuit Inc	Technology	54	13,873	0.66
Micron Technology Inc	Technology	289	13,715	0.65
Fox Corp	Communications	370	12,930	0.61
MetLife Inc	Financial	253	12,617	0.60
McKesson Corp	Consumer, Non-cyclical	87	12,565	0.60
VF Corp	Consumer, Cyclical	142	12,536	0.60

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2019, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
EWY	MS & Co. Int. PLC	$ 61.780	01/17/2020	807,900	$807,900	$353,779	$353,779	$—
SX7E Index	UBS AG (London)	96.415	01/17/2020	681,929	681,929	931,354	2,496,775	(1,565,421)

				1,489,829	$1,489,829	$1,285,133	$2,850,554	$(1,565,421)

Puts
SPX Index	MS & Co. Int. PLC	2,964.660	12/31/2019	83,764	83,764	710,342	8,214,518	(7,504,176)
SX7E Index	UBS AG (London)	85.496	12/20/2019	1,185,289	1,185,289	127,100	254,498	(127,398)

				1,269,053	$1,269,053	$837,442	$8,469,016	$(7,631,574)

Total Purchased option contracts				2,758,882	$2,758,882	$2,122,575	$11,319,570	$(9,196,995)

Written option contracts
Puts
SX7E Index	MS & Co. Int. PLC	85.496	12/20/2019	(1,185,289)	(1,185,289)	(127,100)	(1,403,650)	1,276,550
SPX Index	MS & Co. Int. PLC	2,757.130	12/31/2019	(83,764)	(83,764)	(163,329)	(3,769,380)	3,606,051

Total Written option contracts				(1,269,053)	$(1,269,053)	$(290,429)	$(5,173,030)	$4,882,601

Total Over-The-Counter Options On Equities				1,489,829	$1,489,829	$1,832,146	$6,146,540	$(4,314,394)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Put EUR/Call USD	MS & Co. Int. PLC	1.103	01/17/2020	110,940,000	$110,940,000	$587,822	$469,595	$118,227

Written option contracts
Calls
Put USD/Call EUR	MS & Co. Int. PLC	1.143	01/17/2020	(110,940,000)	(110,940,000)	(35,693)	(469,595)	433,902

Total Over-The-Counter Options On Foreign Currency					$—	$552,129	$—	$552,129

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SX7E Index	— Invesco Euro STOXX Optimized Banks Net Return Index
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity – TTIF, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 31, 2014 and is currently a wholly-owned subsidiary of the Portfolio. The Subsidiary acts as an investment vehicle for the Portfolio to enable the Portfolio to gain exposure to certain types of commodity-linked derivative instruments. The Portfolio is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of July 31, 2014, and it is intended that the Portfolio will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of November 30, 2019, the Portfolio’s net assets were $XX, of which, $XX, or XX%, represented the Subsidiary’s net assets.

Investment Valuation — The valuation policy of the Portfolio and underlying funds (“Underlying Funds”) is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invests in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives the Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.

Securities Lending — The Portfolio may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Portfolio’s securities lending procedures, the Portfolio receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Portfolio, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Portfolio on the next business day. As with other extensions of credit, the Portfolio may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Portfolio or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Portfolio invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Portfolio by paying the Portfolio an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Portfolio’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Portfolio’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of November 30, 2019:

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Fund	$128,116,104	$—	$—
Investment Companies	1,087,828,913	—	—
Short-term Investments	—	2,374,734,593	—
Securities Lending Reinvestment Vehicle	7,238,550	—	—

Total	$1,223,183,567	$2,374,734,593	$—

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$8,828,029	$—
Futures Contracts(a)	31,744,783	—	—
Interest Rate Swap Contracts(a)	—	27,253	—
Total Return Swap Contracts(a)	—	19,506,471	—
Options Purchased	—	2,710,397	—

Total	$31,744,783	$31,072,150	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(7,234,584)	$—
Futures Contracts(a)	(19,505,167)	—	—
Interest Rate Swap Contracts(a)	—	(2,321,901)	—
Total Return Swap Contracts(a)	—	(15,952,394)	—
Written option contracts	—	(326,122)	—

Total	$(19,505,167)	$(25,835,001)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolio also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. The Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Portfolio or Underlying Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio or Underlying Funds will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio or Underlying Funds may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Portfolio or Underlying Funds are forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Funds’ NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Portfolio’s or Underlying Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Portfolio’s or Underlying Funds’ liquidity.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Sector Risk — To the extent the Portfolio focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Portfolio may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tax Risk — The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Portfolio has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings on a prospective basis. In light of the revocation of the Notes Rulings, the Portfolio has limited its investments in commodity index-linked structured notes. The Portfolio has obtained an opinion of counsel that the Portfolio’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” in which case the Portfolio would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Portfolio shareholders.